Balance Sheet Details - Schedule of Property Plant and Equipment (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Computers and equipment	$ 1,045,000	$ 840,000
Furniture and fixtures	21,000	21,000
Property, plant and equipment, gross	1,066,000	861,000
Less accumulated depreciation	(518,000)	(421,000)
Property, plant and equipment, net	$ 548,000	$ 440,000